Concentrations of Credit Risk and Major Customers (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2012 Tree	Mar. 31, 2014 Customer	Mar. 31, 2013 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Concentrations of Credit Risk and Major Customers (Textual)
Percentage of accounts receivable accounted by largest customers		44.00%	100.00%	100.00%	100.00%
Number of largest customers accounted in accounts receivable		2	4	5	3
Acquisition of trees other than yew trees	80,000
Purchase price of acquisition of trees	$ 2.2
Percentage purchase of yew seedlings and other trees					95.00%
Accounts payable to supplier
Percentage of revenue from major customers			95.00%	10.00%